CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 22,095		$ 97
Short-term bank deposit	28,008		0
Receivables and prepaid expenses	115		83
Total current assets	50,218		180
LONG-TERM ASSETS:
Other long-term assets	57		3
Property and equipment, net	49		18
Total long-term assets	106		21
TOTAL ASSETS	50,324		201
CURRENT LIABILITIES:
Trade payables	47		23
Accrued expenses and other liabilities	1,589		83
Convertible Notes	0		662
Total current liabilities	1,636		768
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.01 par value - 50,000,000 and 10,000,000 shares authorized at December 31, 2013 and 2012; 13,941,033 and 8,098,581 issued shares at December 31, 2013 and 2012, respectively; 13,636,709 and 7,794,256 shares outstanding at December 31, 2012, respectively	39		4
Treasury shares (304,324 ordinary shares at December 31, 2013 and 2012.)	0	[1]	0	[1]
Additional paid- in capital	67,383		7,615
Deficit accumulated during the development stage	(18,734)		(8,186)
Total shareholders' equity (deficiency)	48,688		(567)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 50,324		$ 201

[1]	Represents an amount less than $ 1.